Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Debt
Short-term debt is comprised of the following:

	As of December 31,
(In $ millions)	2023	2022
2028 Notes	75.0	—
2030 Notes	25.0	—
$350m Convertible bonds	—	350.0
PPL Delivery Financing	—	60.0
Hayfin Facility	—	20.0
New DNB Facility	—	20.0
Principal Outstanding	100.0	450.0
Deferred finance charges (1)	(10.3)	(4.9)
Debt discount	(6.8)	—
Hayfin Facility Back-End Fee	—	0.4
New DNB Facility Back-End Fee	—	0.4
Carrying Value Short-Term Debt (2)	82.9	445.9
Long-term debt is comprised of the following:

	As of December 31,
(In $ millions)	2023	2022
2028 Notes	950.0	—
2030 Notes	490.0	—
$250m Convertible Bonds	250.0	—
PPL Delivery Financing	—	609.6
Seatrium Delivery Financing	—	259.2
Hayfin Facility	—	134.0
New DNB Facility	—	130.0
Principal Outstanding	1,690.0	1,132.8
Deferred finance charges(1)	(40.5)	(6.4)
Debt discount	(30.7)	—
PPL Delivery Financing Back-End Fee	—	26.0
Seatrium Delivery Financing Back-End Fee	—	13.5
Hayfin Facility Back-End Fee	—	2.8
New DNB Facility Back-End Fee	—	2.6
Effective Interest Rate adjustments on PPL and Seatrium Delivery Financing Facilities	—	19.8
Carrying Value Long-Term Debt (2)	1,618.8	1,191.1

(1) As at December 31, 2023, deferred finance charges include the unamortized legal and bank fees associated with the 2028 Notes, 2030 Notes, $250 million Convertible Bonds, undrawn $150 million RCF as well as the unamortized debt issuance cost associated with the fair value of the Share Lending Agreement (see Note 28 - Stockholders' Equity). As at December 31, 2022, deferred finance charges included the unamortized legal and bank fees associated with the New DNB Facility, amended Hayfin Term Loan
Facility, $350 million Convertible Bond and the unamortized extension fee associated with the amended PPL Delivery Financing Facility.
(2) Carrying amounts in the table above include, where applicable, deferred financing fees, debt discounts and certain interest adjustments to allow for variations in interest payments to be straight lined.
Schedule of Maturities of Long-term Debt	The scheduled maturities as of December 31, 2023 of our principal debt are as follows:

(In $ millions)	December 31, 2023
2024	100.0
2025	100.0
2026	100.0
2027	100.0
Thereafter	1,390.0
Total	1,790.0

Debt Instrument Redemption	From November 15, 2025, the Issuers may redeem all or a portion of the 2028 Notes at the redemption prices set forth below, plus accrued and unpaid interest, if any, to, but excluding, the redemption date:

12-month period commencing on November 15, 2025	Price (% of principal amount)
2025	105.000%
2026	102.500%
2027 and thereafter	100.000%
From November 15, 2026, the Issuers may redeem all or a portion of the 2030 Notes at the redemption prices set forth below, plus accrued and unpaid interest:

12-month period commencing on November 15, 2026	Price (% of principal amount)
2026	105.188%
2027	102.594%
2028 and thereafter	100.000%